Supplement to the
Fidelity® Dynamic Buffered Equity ETF, Fidelity® Hedged Equity ETF, and Fidelity® Yield Enhanced Equity ETF
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contracts" section under the "Management Fees" heading.
Effective September 1, 2025, the Adviser has contractually agreed to waive Fidelity® Yield Enhanced Equity ETF's management fee on the first $250 million of the fund's assets through August 31, 2026.

HBE-SSTK-0925-101-1.9918715.101	September 1, 2025